Commitments (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	20,419
2015	14,539
2016	9,628
2017	7,564
2018	5,658
Thereafter	25,281
Total future minimum operating lease payments	83,089